Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of estimated useful lives of property, plant and equipment

Useful lives
Buildings	30 years
Motor vehicles	3 to 10 years
Production facilities	5 to 10 years
Mold and tooling	3 to 7 years
Electronic devices, furniture and office equipment	2 to 5 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Schedule of estimated useful lives of intangible assets

Useful lives
Trademark and domain name	10 years
Software	2 – 10 years

Schedule of changes in the product warranties liability

	Year Ended December 31,
	2022	2023	2024
Balance at beginning of the year	15,715	178,075	419,311
Provision for warranty	214,793	415,244	501,933
Consumption	(52,433)	(174,008)	(197,297)
Balance at end of the year	178,075	419,311	723,947